Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Liabilities Measured at Fair Value on Recurring Basis

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

	December 31, 2013
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,830	$1,830

Total liability at fair value	—	—	$1,830	$1,830

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2012 and 2013:

Liabilities:
Balance at January 1, 2012	$1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680
Change in fair value of the Put Option	150

Balance at December 31, 2013	$1,830